Management of Financial Risk (Disclosure of Nature and Extent Arising from Financial Instruments - Commodity Price Risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 26, 2018
Silver Commodity Type [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 3,424
Change percentage, commodity	10.00%
Gold Commodity Type [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 1,767
Change percentage, commodity	10.00%
Lead Commodity [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 216
Change percentage, commodity	10.00%
Zinc Commodity [member] | Commodity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 281
Change percentage, commodity	10.00%
Non-Revolving Credit Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowing capcaity		$ 40,000
Non-Revolving Credit Facility [Member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowing capcaity	$ 40,000